NOTES PAYABLE (Tables)	12 Months Ended
Mar. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
SCHEDULE OF WARRANT ACTIVITY

The following table summarizes the activity relating to the Company’s stock warrants held by Related Parties (all of which are fully vested) (See Note 15 above for more details):

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at April 30, 2020	333,333	$0.15	2.4
Granted	10,000,000		-
Exercised		-	-
Expired or forfeited	-		-
Outstanding at March 31, 2021	10,333,333	$0.20	2.3
Granted	250,000,000	0.14	-
Exercised	(50,000,000)	0.0001
Expired or forfeited	-	-	-
Outstanding at March 31, 2022	210,333,333	$0.18	4.1

SUMMARY OF WARRANT OUTSTANDING AND EXERCISABLE WARRANTS

The following table summarizes additional information relating to all stock warrants outstanding and warrants exercisable as of March 31, 2022:

All Warrants Outstanding			All Warrants Exercisable
	Weighted Average Remaining	Weighted Average		Weighted Average
Number of Shares	Contractual life (in years)	Exercise Price	Number of Shares	Exercise Price
3,000,000	5.40	$0.0001	3,000,000	$0.0001
16,700,000	2.10	$0.04	11,075,000	$0.04
210,000,000	4.1	$0.18	210,000,000	$0.18
2,180,000	1.20	$0.02	2,180,000	$0.02
333,333	0.50	$0.15	333,333	$0.15
100,000	0.02	$3.00	100,000	$3.00
232,313,333			226,688,333

Directors Officers And Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
SCHEDULE OF WARRANT ACTIVITY

The following table summarizes the activity relating to the Company’s vested and unvested stock warrants held by Directors, Officers, and Employees:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at April 30, 2020	22,000,000	$0.002	4.2
Granted	29,200,000	0.13	-
Exercised	(9,000,000)	0.0001	-
Expired or forfeited	(18,125,000)	0.0001	-
Outstanding at March 31, 2021	24,075,000	$0.11	3.5
Granted	-	-	-
Exercised	(1,500,000)	0.13	-
Expired or forfeited	(2,875,000)	0.19	-
Outstanding at March 31, 2022	19,700,000	$0.03	2.6
Less: unvested at March 31, 2022	5,625,000	$0.02	2.1
Vested at March 31, 2022	14,075,000	$0.04	2.8

Independent Sales Force [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
SCHEDULE OF WARRANT ACTIVITY

The following table summarizes the activity relating to the Company’s stock warrants held by members of the Company’s independent sales force (all of which are fully vested):

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at April 30, 2020	4,390,600	$0.04	2.5
Granted	4,013,000	0.01	-
Exercised	(2,339,000)	0.01	-
Expired or forfeited	(2,066,600)	0.25	-
Outstanding at March 31, 2021	3,998,000	$0.09	1.4
Granted	2,400	0.01	-
Exercised	(313,200)	0.01	-
Expired or forfeited	(1,507,200)	0.03	-
Outstanding at March 31, 2022	2,180,000	$0.02	1.2

Consultants [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
SCHEDULE OF WARRANT ACTIVITY

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at April 30, 2020	160,000	$1.97	3.80
Granted	-	-	-
Exercised	-	-	-
Expired or forfeited	(60,000)	0.25	-
Outstanding at March 31, 2021	100,000	$3.00	1.00
Granted	-	-	-
Exercised, expired or forfeited	-	-	-
Outstanding at March 31, 2022	100,000	$3.00	0.02